Subsequent Events (Details)	1 Months Ended
Feb. 28, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Board approved grants, description	the Company’s Board approved the grant of 298,000 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.